Average Annual Total Returns - DWS Small Cap Core Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class S S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jun. 25, 2001	7.84%	9.23%	9.71%	7.89%	8.62%	8.88%	4.77%	7.21%	7.73%	Jun. 05, 2017	11.53%	9.95%	10.04%	Jun. 25, 2001	13.53%	9.70%	9.54%	Jul. 14, 2000	14.65%	10.77%	10.63%	19.96%	13.26%	11.20%	11.29%	12.37%	11.92%